The Nevis Fund, Inc.
                           Statement of Certification
                             Pursuant to Rule 497(j)

The Nevis Fund, Inc. (the "Fund") hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A (File Nos. 333-47467 and 811-08689) which was filed electronically on September 28, 2004 (Accession No. 0001135428-04-000505).

The Nevis Fund, Inc.

/s/ David R. Wilmerding, III

By:  David R. Wilmerding, III
Title:  President

Date:  September 30, 2004